Financial Assets and Liabilities - Summary of Net Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash and cash equivalents	$ 115,956	$ 136,881	$ 108,123	$ 129,328
Borrowings	(96,498)	(94,245)
Lease liabilities	(10,698)	(11,250)
Net Debt	8,760	31,386
Fixed interest rate [member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	(53,801)	(52,631)
Floating Interest Rate
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	$ (53,395)	$ (52,864)